INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

	Useful life	September 30, 2025	December 31, 2024
At cost:

Software platform	2.5 years	$8,000,000	$8,000,000
Apps development	3 years	-	932,310
Computer software	3 years	702,520	712,747
Identifiable intangible asset	Indefinite	4,965,654	5,100,654
		13,668,174	14,745,711
Less: impairment loss recognized		—	(135,000)
Less: accumulated amortization		(8,642,471)	(9,106,664)
		$5,025,703	$5,504,047

	Useful life	December 31, 2024	December 31, 2023
At cost:

Software platform	2.5 years	$8,000,000	$8,000,000
Apps development	3 years	932,310	966,535
Computer software	3 years	712,747	744,914
Software system	3 years	—	—
Intellectual technology	3 years	—	276,000
Identifiable intangible asset	Indefinite	5,100,654	5,100,654
		14,745,711	15,088,103
Less: impairment loss recognized		(135,000)	(276,000)
Less: accumulated depreciation		(9,106,664)	(8,730,375)
		$5,504,047	$6,081,728